Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 24, 2017
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED JUNE 30, 2017
TO THE PROSPECTUS DATED APRIL 24, 2017

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Balanced Allocation Fund, the "Annual Fund Operating Expenses" table and "Expense Example" section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.42%
Total Annual Fund Operating Expenses	1.07%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Growth Allocation Fund, the "Annual Fund Operating Expenses" table and "Expense Example" section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.44%
Total Annual Fund Operating Expenses	1.09%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/DFA Growth Allocation Fund, the "Annual Fund Operating Expenses" table and "Expense Example"section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.29%
Total Annual Fund Operating Expenses	0.94%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.89%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
3 JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for all assets.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund's operating expenses remain the same and the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$91	$295

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/DFA Moderate Allocation Fund the "Annual Fund Operating Expenses" table and "Expense Example" section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.26%
Total Annual Fund Operating Expenses	0.91%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.86%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
3 JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for all assets.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund's operating expenses remain the same and the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$88	$285

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/WMC Government Money Market Fund, the "Annual Fund Operating Expenses" tables and the following paragraph and "Expense Example" section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.56%
Plus Recapture[2]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.76%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.36%
[1] "Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Represents amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund's investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term.  This fee waiver is subject to yearly review and approval by the Board of Trustees.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$78	$200	$333	$721

Class B
1 year	3 years	5 years	10 years
$37	$116	$202	$456

JNL/AMERICAN FUNDS BALANCED ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED JUNE 30, 2017
TO THE PROSPECTUS DATED APRIL 24, 2017

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Balanced Allocation Fund, the "Annual Fund Operating Expenses" table and "Expense Example" section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.42%
Total Annual Fund Operating Expenses	1.07%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/AMERICAN FUNDS BALANCED ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	$ 109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	590
10 years	rr_ExpenseExampleYear10	$ 1,306
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED JUNE 30, 2017
TO THE PROSPECTUS DATED APRIL 24, 2017

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Growth Allocation Fund, the "Annual Fund Operating Expenses" table and "Expense Example" section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.44%
Total Annual Fund Operating Expenses	1.09%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 year	rr_ExpenseExampleYear01	$ 111
3 years	rr_ExpenseExampleYear03	347
5 years	rr_ExpenseExampleYear05	601
10 years	rr_ExpenseExampleYear10	$ 1,329
JNL/DFA Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED JUNE 30, 2017
TO THE PROSPECTUS DATED APRIL 24, 2017

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/DFA Growth Allocation Fund, the "Annual Fund Operating Expenses" table and "Expense Example"section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.29%
Total Annual Fund Operating Expenses	0.94%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.89%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
3 JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for all assets.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund's operating expenses remain the same and the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$91	$295

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 24, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund's operating expenses remain the same and the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/DFA Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[4]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.89%
1 year	rr_ExpenseExampleYear01	$ 91
3 years	rr_ExpenseExampleYear03	$ 295
JNL/DFA Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED JUNE 30, 2017
TO THE PROSPECTUS DATED APRIL 24, 2017

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/DFA Moderate Allocation Fund the "Annual Fund Operating Expenses" table and "Expense Example" section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.26%
Total Annual Fund Operating Expenses	0.91%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.86%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
3 JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for all assets.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund's operating expenses remain the same and the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$88	$285

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 24, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund's operating expenses remain the same and the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/DFA Moderate Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[4]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	$ 88
3 years	rr_ExpenseExampleYear03	$ 285
JNL/WMC GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED JUNE 30, 2017
TO THE PROSPECTUS DATED APRIL 24, 2017

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/WMC Government Money Market Fund, the "Annual Fund Operating Expenses" tables and the following paragraph and "Expense Example" section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.56%
Plus Recapture[2]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.76%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.36%
[1] "Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Represents amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund's investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term.  This fee waiver is subject to yearly review and approval by the Board of Trustees.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$78	$200	$333	$721

Class B
1 year	3 years	5 years	10 years
$37	$116	$202	$456

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 24, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/WMC GOVERNMENT MONEY MARKET FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.26%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[6]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	$ 78
3 years	rr_ExpenseExampleYear03	200
5 years	rr_ExpenseExampleYear05	333
10 years	rr_ExpenseExampleYear10	$ 721
JNL/WMC GOVERNMENT MONEY MARKET FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.26%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
1 year	rr_ExpenseExampleYear01	$ 37
3 years	rr_ExpenseExampleYear03	116
5 years	rr_ExpenseExampleYear05	202
10 years	rr_ExpenseExampleYear10	$ 456

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
[3]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.
[4]	JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for all assets. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[5]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[6]	Represents amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund's investment income for the period. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.